Capital Lease (Tables)	9 Months Ended
Sep. 30, 2020
Capital Lease
Schedule of Maturities of Capital Lease Liabilities

The following is a schedule, by year, of maturities of capital lease liabilities as of September 30, 2020:

2020	5,457
2021	21,828
2022	11,094
Total undiscounted cash flows	38,379
Less imputed interest (8%)	(3,392)
Present value of lease liability	$34,987

The following is a schedule, by year, of maturities of capital lease liabilities as of September 30, 2020:

2020	5,457
2021	21,828
2022	12,913
Total undiscounted cash flows	40,198
Less imputed interest (8%)	(3,427)
Present value of lease liability	$36,771